Product Warranty Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warranty Liability [Abstract]
Product Warranty Liability

8.      Product Warranty Liability

Changes in warranty liability were as follows (in thousands):

Amount
Balance as of December 31, 2022	$2,478
Utilization	(62)
Balance as of March 31, 2023	$2,416
Reversal of product warranty accrual	(45)
Utilization	(25)
Balance as of June 30, 2023	$2,346
Reversal of product warranty accrual	(72)
Utilization	(21)
Balance as of September 30, 2023	$2,253

The assumptions utilized in developing the liability as of September 30, 2023, include an estimated cost per unit of $6 thousand, an average battery life of 5 years, inflationary increase of 3.6%, and an average patient life calculated based on probabilities outlined in the PRI-2012 mortality tables, published from the Society of Actuaries. Additionally, a discount rate of 5.0% was used in the calculation as of September 30, 2023.

7.      Warranty Liability

Changes in warranty liability were as follows (in thousands):

	December 31,
	2022	2021
Balance at beginning of the year	$2,998	$3,166
Reversal of warranty accrual	(456)	(65)
Utilization	(64)	(103)
Balance at end of the year	$2,478	$2,998

The assumptions utilized in developing the liability as of December 31, 2022 and 2021 include an estimated cost per unit of $6 thousand, an average battery life of 5 years, inflationary increase of 3.6% in 2022 and 2.4% in 2021, and an average patient life calculated based on probabilities outlined in the PRI-2012 mortality tables, published from the Society of Actuaries. Additionally, a discount rate of 5.0% and 2.8% was used in the calculation as of December 31, 2022 and 2021, respectively.